(LOSS)/EARNINGS PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Shares excluded from the computation of diluted earnings per share	29,000,000	28,000,000	25,000,000
Treasury shares
Earnings per share [line items]
Ordinary shares in issue	12,591,893	12,591,893	66,675,497
Ordinary shares
Earnings per share [line items]
Ordinary shares in issue	1,091,394,251	1,091,394,251	1,141,513,196